Consolidated Statements of Changes in Stockholders' Deficit - USD ($)		Preferred Stock	Common Stock	Additional Paid-In Capital	Noncontrolling Interest	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2014		$ 232,043	$ 30,710	$ 26,510,949	$ 2,995,249	$ (53,761,626)	$ (23,992,675)
Beginning Balance, Shares at Dec. 31, 2014		4,343,000	2,047,309
Net income (loss)						(8,836,362)	(8,836,362)	[1]
Income attributable to the non controlling interest					17,440	(17,440)
Return of capital to noncontrolling member					(34,881)		(34,881)
Extinguishment of debt, Amount	[1]						0
Ending Balance, Amount at Dec. 31, 2015		$ 232,043	$ 30,710	26,510,949	2,977,808	(62,615,428)	(32,863,918)	[1]
Ending Balance, Shares at Dec. 31, 2015		4,343,000	2,047,309
Net income (loss)						(37,189,679)	(37,189,679)
Income attributable to the non controlling interest					7,097	(7,097)
Return of capital to noncontrolling member					(14,200)		(14,200)
Acquisition of 25% interest in Dolphin Kids Clubs LLC				(921,122)	(2,970,705)		(3,891,827)
Issuance of common stock during the period, Shares			187,572
Issuance of common stock during the period, Amount			$ 2,814	1,872,189			1,875,003
Extinguishment of debt, Shares			3,078,980
Extinguishment of debt, Amount			$ 46,185	37,236,639			9,601,933
Issuance of common stock for convertible debt, Shares			316,400
Issuance of common stock for convertible debt, Amount			$ 4,746	3,159,254			3,164,000
Preferred Stock deemed dividend related to exchange of Series A for Series B Preferred Stock		1,000,000
Preferred Stock deemed dividend related to exchange of Series A for Series B Preferred Stock		$ 100,000		(5,227,247)			(5,127,247)
Issuance of Series B Preferred, Shares		(3,300,000)	1,567,500
Issuance of Series B Preferred, Amount		$ (330,000)	$ 23,513	6,246,734			5,940,247
Retirement of Series A Preferred, Shares		(1,043,000)
Retirement of Series A Preferred, Amount		$ (1,043)		(1,041,957)			(1,043,000)
Ending Balance, Amount at Dec. 31, 2016		$ 1,000	$ 107,968	67,835,439		(99,812,204)	(31,867,797)
Ending Balance, Shares at Dec. 31, 2016		1,000,000	7,197,761
Net income (loss)						9,575,304	9,575,304
Issuance of common stock during the period, Shares			50,000
Issuance of common stock during the period, Amount			$ 750	499,250			500,000
Issuance of shares from partial exercise of Warrant E and exercise of all of Warrants J and K, Shares			1,332,885
Issuance of shares from partial exercise of Warrant E and exercise of all of Warrants J and K, Amount			$ 19,993	9,960,107			9,980,100
Issuance of shares for payment of services, Shares			6,140
Issuance of shares for payment of services, Amount			$ 92	61,487			61,579
Issuance of shares related to acquisition of West, Shares			837,415
Issuance of shares related to acquisition of West, Amount			$ 12,562	15,443,206			15,455,768
Shares issued per equity compensation plan, Shares			59,320
Shares issued per equity compensation plan, Shares, Amount			$ 890	$ 102,850			103,740
Extinguishment of debt, Amount							4,167
Preferred Stock deemed dividend related to exchange of Series A for Series B Preferred Stock							$ 0
Retirement of Series A Preferred, Shares			(116,591)	(1,073,251)			(1,075,000)
Retirement of Series A Preferred, Amount			$ (1,749)
Effect of reverse stock split on cumulative amount of par value, Shares			127
Effect of reverse stock split on cumulative amount of par value, Amount			$ (107,965)	$ 107,965
Ending Balance, Amount at Sep. 30, 2017		$ 1,000	$ 140,506	$ 92,829,088		$ (90,236,900)	$ 2,733,694
Ending Balance, Shares at Sep. 30, 2017		50,000	9,367,057

[1]	Financial information has been retrospectively adjusted for the acquisition of Dolphin Films, Inc. See Notes 1 and 4.